Madison Mosaic Funds
550 Science Drive
Madison, WI  53711
(Writer's Direct Dial) 480-443-9537

February 4, 2013

Filed Electronically

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Mosaic Government Money Market
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 2-63713; File No. 811-2910

Dear Sir or Madam:

This is to certify that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment (recognizing that the most recent statement or amendment was actually an XBRL filing which is a derivative of the complete registration statement that was effective on February 1, 2013 and filed prior to the XBRL amendment and to which this certification under Reg. 230.497(j) is intended to apply) filed by the registrant and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer and Assistant Secretary
Madison Mosaic Government Money Market